Mineral resource exploration and evaluation expenditure (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources		$ 8,942
Construction in progress	$ 207,830	165,054
Exploitation [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	9,791	5,191
Mt Holland [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	11,298
Property, Plant and Equipment [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Construction in progress	8,355
Non-current assets [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	5,099	12,530
Current Inventories [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 2,028	$ 521